Related party transactions - Schedule of income and expenses with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income
Loans	$ 129,758	$ 172,547	$ 253,462
Interest expense
Deposits	(12,846)	(25,800)	(67,435)
Borrowings and debt	(41,255)	(62,723)	(96,732)
Total interest expense	(54,101)	(88,523)	(164,167)
Net interest income (expenses)	86,782	92,450	109,515
Other income (expense)
Fees and commissions, net	18,298	10,418	15,647
Total other income, net	17,424	6,707	17,142
Operating expenses
Depreciation of equipment and leasehold improvements	(2,749)	(3,587)	(2,854)
Other expenses	(14,780)	(11,522)	(12,939)
Total operating expenses	(39,923)	(37,324)	(40,674)
Net income from related parties	62,697	63,593	86,053
Related parties
Interest income
Loans	211	1,390	2,837
Interest expense
Deposits	(1,866)	(2,961)	(3,927)
Borrowings and debt	0	0	(645)
Total interest expense	(1,866)	(2,961)	(4,572)
Net interest income (expenses)	(1,655)	(1,571)	(1,735)
Other income (expense)
Fees and commissions, net	216	420	132
(Loss) on financial instruments, net	0	0	(41)
Total other income, net	216	420	91
Operating expenses
Depreciation of equipment and leasehold improvements	0	0	(899)
Other expenses	0	0	(409)
Total operating expenses	0	0	(1,308)
Net income from related parties	$ (1,439)	$ (1,151)	$ (2,952)